Net finance (costs)/income (Details) - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Net finance (costs)/income
Interest payable on bank loans and overdrafts		£ (65)	£ (393)	£ (313)	£ (1,206)
Interest payable on secured term loan facility, senior secured notes and revolving facilities		(10,407)	(7,552)	(18,798)	(13,762)
Interest payable on lease liabilities (Note 15)		(72)	(41)	(348)	(64)
Amortization of issue costs on secured term loan facility, senior secured notes and revolving facilities		(570)	(188)	(753)	(365)
Foreign exchange losses on retranslation of unhedged US dollar borrowings				(421)	(2,703)
Unwinding of discount relating to registrations		(4,471)	(2,305)	(7,951)	(3,477)
Interest on provisions		(62)	(78)	(149)	(138)
Hedge ineffectiveness on cash flow hedges					(241)
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives		(946)	(15,720)	(9,109)
Total finance costs		(16,593)	(26,277)	(37,842)	(21,956)
Interest receivable on short-term bank deposits		223	61	572	191
Foreign exchange gains on retranslation of unhedged US dollar borrowings		13,332	37,737
Hedge ineffectiveness on cash flow hedges		2,763	594	2,376
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives					2,892
Total finance income	[1]	16,318	38,392	2,948	3,083
Net finance (costs)/income		£ (275)	£ 12,115	£ (34,894)	£ (18,873)

[1]	Each element of finance income is split based on its position in both the three months ended 31 December 2023 and the six months ended 31 December 2023. In the current year, exchange rate fluctuations have resulted in income for the three months ended 31 December 2023 that is greater than the total net position across the six months ended 31 December 2023.